Note 2 - Summary of Significant Accounting Policies: Principles of Consolidation (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of MineralRite Corporation and its wholly-owned subsidiary, Goldfield International, Inc. (acquired on March 1, 2013. see Note 3) Intercompany transactions and balances have been eliminated in consolidation.